Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,403,307)	$ (1,844,099)	$ (5,101,960)	$ (5,006,224)			$ (18,312,806)		$ (10,542,247)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	119,795	438,612	309,618	885,384			1,626,614		1,649,187
Depreciation on property and equipment and finance ROU assets	87,000	239,000					867,364		761,034
Non-cash lease cost
Accretion of stock option expense
Amortization of debt discount
Share based compensation			131,060	269,691			444,503		570,513
Loss on disposition of assets			1,695,161	82,261			98,116		149,464
Bad debt			6,795				8,333,687
Impairment loss
Gain on debt extinguishment
Unrealized loss on exchange rate
Gain on dissolution of subsidiary
Gain on disposal of subsidiary
Gain on modification of operating lease
Unrealized loss on marketable securities
Non-cash settlement expense
Derivative expense
Gain on modification of operating lease
Gain on lease modification									(57,086)
Amortization of debt issuance expense									312,857
Change in operating assets and liabilities:
Accounts receivable			546,496	(1,845,684)			(1,671,906)		304,350
Prepaid expenses and other current assets
Laboratory supplies
Accounts payable
Accrued liabilities and other liabilities
Contract liabilities
Other assets			68,780	18,767			180,178		(158,834)
Security deposits			85,304	5,231			56,620		36,357
Right of use/lease liability			(94,532)	(40,541)			(149,631)		(162,797)
Accounts payable and accrued expenses			738,521	(417,271)			(820,592)		281,428
Patient deposits			(55,527)	185,578			(79,251)		25,846
NET CASH USED IN OPERATING ACTIVITIES			(1,670,284)	(5,862,808)			(10,294,468)		(7,590,962)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of Louisiana Orthopedic operations			1,050,000	(256,279)
Purchase of property and equipment							(331,382)		(694,376)
Brand development									(69,070)
Acquisitions									(1,718,500)
Adjustment related to Series A preferred prior period redemption payment
Proceeds from disposal of a subsidiary
Proceeds from sale of Ricardo Knight, PC operations			80,000
Proceeds from sale of property and equipment				2,060			71,400		24,450
NET CASH USED IN INVESTING ACTIVITIES			1,130,000	(254,219)			(259,982)		(2,457,496)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock			64,032	829,663			4,472,219		19,005,323
Proceeds of notes payable - related parties
Proceeds from sale of preferred stock
Proceeds from convertible debt - related party
Deferred offering costs
Proceeds of notes payable - related party
Proceeds from convertible debt
Repayment of convertible notes payable
Repayment of notes payable - related party
Repayment of financed lease
Payments for preferred stock dividends
Payments on finance lease obligation			(9,840)	(9,422)			(19,050)		(25,462)
NET CASH PROVIDED BY FINANCING ACTIVITIES			24,075	612,237			4,198,681		14,543,486
NET CHANGE IN CASH			(516,209)	(5,504,790)			(6,355,769)		4,495,058
CASH, beginning of the year			763,211	7,118,980			7,118,980		2,623,952
CASH, end of the year	247,002	1,614,190	$ 247,002	$ 1,614,190	$ 247,002	$ 1,614,190	763,211		7,118,980
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Interest			$ 24,826	$ 8,864			14,191		239,011
Income taxes
Non-cash investing and financing activities:
Business acquisition via stock issuance									1,200,000
Payments on notes payable							$ (254,488)		$ (4,436,375)
Theralink Technologies Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	4,500,049	(1,708,794)			(40,522,680)	(5,057,056)		$ (12,741,962)		$ (5,471,649)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,586	36,825			122,098	108,754		144,411		139,362
Depreciation on property and equipment and finance ROU assets					156,874	143,531		190,780		185,730
Non-cash lease cost					18,918	21,528		28,451		1,596
Accretion of stock option expense					1,482,486			6,015,622
Amortization of debt discount					10,656,131	501,432		738,521		64,981
Share based compensation	333,248				1,482,486			6,015,622
Bad debt					10,172			39,426
Impairment loss	238,671				238,671
Gain on debt extinguishment					5,434,447					(227,294)
Unrealized loss on exchange rate										22,686
Gain on dissolution of subsidiary										(9,916)
Gain on disposal of subsidiary										(1,000)
Gain on modification of operating lease								(8,229)
Unrealized loss on marketable securities	100	5,500			2,900	8,600		7,300		100
Non-cash settlement expense					200,000
Derivative expense					16,442,350
Gain on modification of operating lease						(8,229)
Change in operating assets and liabilities:
Accounts receivable					6,953	(109,380)		(35,957)
Prepaid expenses and other current assets					32,525	27,882		(8,559)		(37,732)
Laboratory supplies						71,062		71,062		273
Accounts payable					384,200	(385,860)		(191,125)		415,190
Accrued liabilities and other liabilities					1,081,380	158,335		483,575		140,955
Contract liabilities					103,890	167,522		21,400		135,150
NET CASH USED IN OPERATING ACTIVITIES					(4,270,783)	(4,460,633)		(5,389,695)		(4,780,930)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment					(7,980)	(88,199)		(131,611)		(135,702)
Adjustment related to Series A preferred prior period redemption payment										500
Proceeds from disposal of a subsidiary										1,000
NET CASH USED IN INVESTING ACTIVITIES					(7,980)	(88,199)		(131,611)		(134,202)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock										1,350,000
Proceeds of notes payable - related parties					442,681	400,000
Proceeds from sale of preferred stock										1,000,000
Proceeds from convertible debt - related party								3,150,000		1,000,000
Deferred offering costs								(27,270)
Proceeds of notes payable - related party					677,562	1,900,000		400,000		100,000
Proceeds from convertible debt					2,950,011	2,425,000		2,475,000
Repayment of convertible notes payable						(150,000)
Repayment of notes payable - related party					(120,000)			(150,000)
Repayment of financed lease					(39,862)	(35,242)		(47,730)
Payments for preferred stock dividends						(179,660)		(199,385)
NET CASH PROVIDED BY FINANCING ACTIVITIES					3,910,392	4,360,098		5,600,615		3,450,000
NET CHANGE IN CASH					(368,371)	(188,734)		79,309		(1,465,132)
CASH, beginning of the year					393,460	314,151		314,151		1,779,283
CASH, end of the year	$ 25,089	$ 125,417	$ 25,089	$ 125,417	25,089	125,417		393,460		314,151
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest					6,824	100,025		117,301
Income taxes
Non-cash investing and financing activities:
Series E preferred stock dividend					26,301	119,671		160,000		159,890
Series F preferred stock dividend					13,151	59,836		80,000		6,728
Initial amount of operating ROU asset and related liability						1,212,708		1,212,708
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount						1,231,285		1,266,471		984,200
Relative fair value of warrant issued in connection with convertible notes recorded as debt discount						2,323,421		2,330,458
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount						34,620		34,620		15,800
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount						44,858		44,858
Initial fair value of derivative liabilities recorded as debt discount - related parties					8,978,284
Initial fair value of derivative liabilities recorded as debt discount					8,063,816
Exchange of preferred stock and accrued dividends for convertible debt - related parties					3,099,945
Exchange of preferred stock for convertible debt					1,618,238
Exchange of accrued interest payable for convertible debt - related parties					129,079
Exchange of accrued interest payable for convertible debt					$ 173,375
Beneficial conversion feature related to a convertible note - related party recorded as debt discount
Beneficial conversion feature related to issuance of Series F preferred stock										42,808
Relative fair value of warrant issued in connection with the sale Series F preferred stock										$ 957,192